New World Fund®
Investment portfolio
July 31, 2026
unaudited

Common stocks 94.62% Information technology 30.64%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	117,800,738	$8,838,974
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	902,932	365,010
SK hynix, Inc.	3,351,209	4,038,281
Samsung Electronics Co., Ltd.	12,625,939	2,324,689
Broadcom, Inc.	3,627,698	1,412,190
NVIDIA Corp.	5,875,411	1,179,489
Microsoft Corp.	2,033,858	945,174
ASML Holding NV	427,486	706,997
ASML Holding NV (ADR)	60,556	98,645
MediaTek, Inc.	6,699,130	773,730
Tokyo Electron, Ltd.	1,371,622	478,458
Delta Electronics, Inc.	9,053,055	459,390
Baidu, Inc., Class A (a)	32,961,650	445,098
Zhongji Innolight Co., Ltd., Class A	1,749,879	233,923
Zhongji Innolight Co., Ltd., Class H (a)	1,370,230	179,613
Elite Material Co., Ltd.	2,228,475	343,538
KLA Corp.	1,742,890	318,635
Accton Technology Corp.	4,605,000	317,922
Seagate Technology Holdings PLC	317,503	271,824
Cloudflare, Inc., Class A (a)	954,420	266,264
Lenovo Group Ltd.	86,584,642	263,428
Xiaomi Corp., Class B (a)	66,135,900	242,705
Corning, Inc.	1,636,935	226,306
NAURA Technology Group Co., Ltd., Class A	2,048,637	208,581
Apple, Inc.	642,658	198,523
Micron Technology, Inc.	225,710	185,766
Murata Manufacturing Co., Ltd.	3,837,900	178,887
ASE Technology Holding Co., Ltd.	7,500,000	131,888
eMemory Technology, Inc.	1,660,000	127,123
Keyence Corp.	225,787	115,161
Kokusai Electric Corp.	2,177,000	101,554
Western Digital Corp.	186,233	101,467
Jentech Precision Industrial Co., Ltd.	909,000	96,894
Capgemini SE	786,400	92,951
Hygon Information Technology Co., Ltd., Class A	2,248,012	92,285
Applied Materials, Inc.	158,769	80,602
Cadence Design Systems, Inc. (a)	200,524	68,182
TDK Corp.	3,557,314	67,254
Kioxia Holdings Corp. (a)	226,500	66,197
SAP SE (ADR) (b)	170,938	31,388
SAP SE	142,040	25,827
Advanced Micro Devices, Inc. (a)	108,380	51,605
Oracle Corp.	378,711	49,183
Tata Consultancy Services, Ltd.	1,972,493	48,904
Intel Corp. (a)	527,129	47,547
Credo Technology Group Holding, Ltd. (a)	201,840	41,779
New World Fund — Page 1 of 21

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Coherent Corp. (a)	157,664	$41,448
LITE-ON Technology Corp.	4,905,000	33,306
Chroma ATE, Inc.	480,000	31,189
International Business Machines Corp.	121,115	27,087
Teradyne, Inc.	62,112	22,838
Canva Australia Holdings Pty, Ltd. (a)(c)(d)	10,572	17,403
Disco Corp.	43,100	15,842
ARM Holdings PLC (ADR) (a)	49,254	11,806
Globant SA (a)(b)	139,725	5,114
		27,145,864
Financials 14.91%
Banco Bilbao Vizcaya Argentaria SA	34,592,756	965,353
Nu Holdings, Ltd., Class A (a)	45,962,706	658,646
Samsung Life Insurance Co., Ltd.	2,193,633	479,285
Abu Dhabi Islamic Bank PJSC	76,639,759	442,770
Hana Financial Group, Inc.	4,542,539	399,547
Capitec Bank Holdings, Ltd.	1,380,236	393,830
AIA Group, Ltd.	35,720,068	360,963
Standard Chartered PLC (GBP denominated)	11,391,012	335,907
Bajaj Finance, Ltd.	27,915,244	333,877
Mastercard, Inc., Class A	572,399	328,042
Emirates NBD Bank PJSC	39,519,805	324,938
ICICI Bank, Ltd.	21,449,551	322,682
Shriram Finance, Ltd.	28,873,526	316,742
KB Financial Group, Inc.	2,653,990	313,669
Eurobank SA	60,137,155	308,595
UniCredit SpA	3,108,544	292,541
Abu Dhabi Commercial Bank PJSC	70,784,585	289,074
3i Group PLC	7,414,099	286,181
Shinhan Financial Group Co., Ltd.	3,982,906	281,320
PKO Bank Polski SA, Class C	8,568,504	256,712
Banco BTG Pactual SA, units	21,349,716	239,224
PICC Property and Casualty Co., Ltd., Class H	113,764,000	237,903
HSBC Holdings PLC (GBP denominated)	6,662,991	141,526
HSBC Holdings PLC (HKD denominated)	4,022,800	86,279
Discovery, Ltd.	14,185,854	225,102
Saudi National Bank (The)	21,467,973	224,344
Aon PLC, Class A	600,056	216,350
Banco Santander SA	15,091,456	214,367
Axis Bank, Ltd.	14,665,229	188,973
National Bank of Greece SA	9,832,225	182,542
OTP Bank PLC	1,175,416	173,938
Credicorp, Ltd.	408,063	163,462
FirstRand Ltd.	26,361,941	157,458
Cholamandalam Investment and Finance Co., Ltd.	8,047,979	156,034
Ping An Insurance (Group) Co. of China, Ltd., Class H	19,289,500	144,258
AU Small Finance Bank, Ltd.	12,486,824	137,059
XP, Inc., Class A	7,965,328	135,888
Saudi Awwal Bank SJSC, non-registered shares	14,532,808	130,988
BSE, Ltd.	3,416,496	130,558
Yapi ve Kredi Bankasi AS (a)	165,216,534	113,902
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	163,331,000	113,714
B3 SA - Brasil, Bolsa, Balcao	33,351,381	103,492
Bank of China, Ltd., Class H	145,418,000	102,169
New World Fund — Page 2 of 21

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Multi Commodity Exchange of India, Ltd.	3,498,054	$98,700
Hong Kong Exchanges and Clearing, Ltd.	1,826,500	95,163
Commercial International Bank - Egypt (CIB) SAE (GDR)	35,090,387	94,919
Akbank TAS	69,412,361	92,611
Erste Group Bank AG	696,424	90,588
Kaspi.kz JSC (ADR)	1,004,185	89,151
Bank of the Philippine Islands	49,244,795	82,450
Futu Holdings, Ltd. (ADR)	779,109	81,900
Samsung Fire & Marine Insurance Co., Ltd.	178,478	79,118
Brookfield Corp., Class A	1,776,737	75,565
Kasikornbank PCL, foreign registered shares	10,241,600	74,802
Banco Santander (Brasil) SA, units	12,456,892	70,331
SCB X PCL, foreign registered shares	14,583,100	66,788
DBS Group Holdings, Ltd.	1,150,000	66,375
Vietnam Technological and Commercial JSCB (The)	59,826,173	65,853
SinoPac Financial Holdings Co., Ltd.	49,406,760	62,066
Visa, Inc., Class A	159,427	58,371
Public Bank Bhd.	45,907,500	58,079
Al Rajhi Banking and Investment Corp., non-registered shares	2,948,083	49,162
BDO Unibank, Inc.	22,349,196	45,450
Qatar National Bank QPSC	9,587,036	43,850
Max Financial Services, Ltd. (a)	2,716,650	42,679
S&P Global, Inc.	102,388	42,177
Bank Central Asia Tbk PT	96,016,300	33,750
Wise Group PLC, Class A (CDI) (a)	1,914,754	22,854
Wise Group PLC, Class A (a)	798,493	9,582
State Bank of India	2,921,048	31,453
DB Insurance Co., Ltd.	226,196	24,909
China Merchants Bank Co., Ltd., Class H	3,009,500	19,533
Central Depository Services (India), Ltd.	1,271,428	17,763
Haci Amer Sabanci Holding AS	8,912,964	15,849
Sberbank of Russia PJSC (c)	38,486,552	— (e)
		13,212,045
Industrials 11.90%
International Container Terminal Services, Inc.	83,111,797	1,307,361
Contemporary Amperex Technology Co., Ltd., Class A	14,876,459	871,526
Contemporary Amperex Technology Co., Ltd., Class H (b)	458,000	36,354
Rolls-Royce Holdings PLC	37,543,309	742,692
Hitachi, Ltd.	17,238,094	570,649
Airbus SE, non-registered shares	2,328,645	542,963
Weichai Power Co., Ltd., Class A	74,268,059	307,637
Weichai Power Co., Ltd., Class H	29,216,000	122,714
Adani Ports & Special Economic Zone, Ltd.	22,603,873	401,902
Rumo SA (f)	109,277,435	311,288
Copa Holdings SA, Class A	2,164,364	305,651
GE Vernova, Inc.	306,426	303,451
Larsen & Toubro, Ltd.	7,106,252	293,359
General Electric Co.	793,253	285,627
Techtronic Industries Co., Ltd.	16,330,369	274,866
BAE Systems PLC	9,367,326	264,364
Aselan Elektronik Sanayi ve Ticaret AS	35,369,416	254,745
Adani Enterprises, Ltd.	7,112,916	224,350
WEG SA	22,761,242	211,935
Localiza Rent a Car SA, ordinary nominative shares	28,258,379	209,660
New World Fund — Page 3 of 21

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Localiza Rent a Car SA	106,446	$767
Hanwha Aerospace Co., Ltd.	325,716	209,498
Kanzhun, Ltd., Class A (ADR)	12,080,462	196,670
AGCO Corp.	1,636,783	167,214
LG Corp.	2,347,361	166,457
TransDigm Group, Inc.	117,855	147,835
Mitsui & Co., Ltd.	4,468,000	138,641
IHI Corp.	7,792,288	138,479
HD Hyundai Marine Solution Co., Ltd.	1,064,313	137,360
Uber Technologies, Inc. (a)	1,781,947	125,378
Shenzhen Inovance Technology Co., Ltd., Class A	11,417,903	108,399
Weir Group PLC (The)	2,910,850	103,413
Grab Holdings, Ltd., Class A (a)	23,682,775	82,890
Mitsubishi Heavy Industries, Ltd.	3,051,900	72,200
Daikin Industries, Ltd. (b)	470,000	68,814
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A.S.	10,678,520	66,405
Ayala Corp.	7,157,440	59,801
Komatsu, Ltd.	1,321,500	58,091
Andritz AG	615,839	57,665
SM Investments Corp.	5,622,110	54,596
Schneider Electric SE	153,595	51,293
Didi Global, Inc. (ADR) (a)	14,024,421	49,646
HD Hyundai Electric Co., Ltd.	100,795	48,358
Hyosung Heavy Industries Corp.	28,243	47,881
GT Capital Holdings, Inc.	5,400,900	42,787
Turk Hava Yollari Anonim Ortakligi, non-registered shares (a)	5,935,818	39,223
Jiangsu Hengli Hydraulic Co., Ltd., Class A	2,328,973	37,432
Siemens AG	105,036	34,235
International Consolidated Airlines Group SA (CDI)	5,108,727	29,737
Embraer SA	1,615,546	27,692
JSW Infrastructure, Ltd.	7,506,185	24,576
Acter Group Corp., Ltd.	738,000	21,122
Bureau Veritas SA	655,928	20,922
AirTAC International Group	423,000	17,342
Carrier Global Corp.	275,600	17,035
Leonardo SpA	262,490	16,684
Siemens Energy AG	52,152	8,867
		10,538,499
Consumer discretionary 8.55%
MercadoLibre, Inc. (a)	671,207	1,260,493
Alibaba Group Holding, Ltd.	38,820,900	579,165
Alibaba Group Holding, Ltd. (ADR)	2,118,575	258,996
Midea Group Co., Ltd., Class A	55,191,547	716,524
Trip.com Group, Ltd. (ADR) (a)	6,371,238	299,512
Trip.com Group, Ltd. (a)	525,510	24,552
Compagnie Financiere Richemont SA, Class A	1,202,783	284,014
Ryohin Keikaku Co., Ltd. (b)	10,256,000	269,252
H World Group, Ltd. (ADR)	5,672,318	242,151
H World Group, Ltd.	174,900	742
Shenzhou International Group Holdings, Ltd.	41,587,100	236,401
Hyundai Mobis Co., Ltd.	621,847	207,617
Vibra Energia SA	24,633,346	175,184
Eternal, Ltd. (a)	54,433,956	172,547
Fuyao Glass Industry Group Co., Ltd., Class A	19,055,188	168,594
New World Fund — Page 4 of 21

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
BYD Co., Ltd., Class A	10,769,590	$152,856
Jumbo SA	5,154,860	143,853
Sea, Ltd., Class A (ADR) (a)	1,322,912	141,208
LVMH Moet Hennessy-Louis Vuitton SE	256,073	140,307
Eicher Motors, Ltd.	1,420,820	116,648
TVS Motor Co., Ltd.	2,549,664	115,254
PDD Holdings, Inc. (ADR) (a)	1,267,107	112,215
Maruti Suzuki India, Ltd.	729,383	108,809
Royal Caribbean Cruises, Ltd.	318,600	101,410
Lenskart Solutions, Ltd. (a)	15,345,074	90,287
Panasonic Holdings Corp.	3,255,700	87,662
Naspers, Ltd., Class N	1,656,969	87,002
Inchcape PLC	7,628,012	86,203
Wynn Resorts, Ltd.	821,346	81,568
Coupang, Inc., Class A (a)	4,733,315	77,390
Kalyan Jewellers India, Ltd. (a)	10,652,122	68,391
Starbucks Corp.	607,645	63,955
Fast Retailing Co., Ltd.	125,800	61,823
Tesla, Inc. (a)	198,371	61,735
Geely Automobile Holdings, Ltd.	23,123,000	58,379
MakeMyTrip, Ltd. (a)(b)	953,986	54,330
Yum! Brands, Inc.	335,967	51,497
Marriott International, Inc., Class A	117,974	43,984
Aptiv Holdings, Ltd. (a)	760,676	42,955
ANTA Sports Products, Ltd.	4,210,000	42,382
Cyrela Brazil Realty SA, ordinary nominative shares	9,908,494	41,771
Mahindra & Mahindra, Ltd.	1,169,826	41,667
Booking Holdings, Inc.	196,693	37,942
Industria de Diseno Textil SA	555,631	36,163
Meituan, Class B (a)	2,984,500	35,202
Moncler SpA	580,484	32,867
Hyundai Motor Co.	117,673	32,024
Pop Mart International Group, Ltd. (b)	1,390,600	28,832
Li Ning Co., Ltd.	13,645,500	26,360
Accor SA	505,668	26,182
Kering SA	78,526	25,735
Tube Investments of India, Ltd.	702,883	20,280
Hilton Worldwide Holdings, Inc.	57,260	18,351
Laopu Gold Co., Ltd., Class H (b)	434,700	18,003
Shangri-La Asia, Ltd.	32,230,000	17,014
Galaxy Entertainment Group, Ltd.	3,682,994	16,061
Sands China, Ltd.	6,733,678	12,639
Versigent PLC	253,558	10,485
New Oriental Education & Technology Group Inc. (ADR)	143,041	8,424
Meesho, Ltd. (a)	2,050,679	3,916
		7,577,765
Communication services 8.05%
Tencent Holdings, Ltd.	30,692,139	1,859,750
Alphabet, Inc., Class A	2,512,807	894,886
Alphabet, Inc., Class C	1,555,092	554,624
Bharti Airtel, Ltd.	41,016,569	847,714
NetEase, Inc.	24,244,021	642,393
NetEase, Inc. (ADR)	513,797	68,474
Meta Platforms, Inc., Class A	1,191,169	663,136
New World Fund — Page 5 of 21

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
MTN Group, Ltd.	46,127,636	$572,280
KT Corp. (ADR)	12,829,484	232,085
Baidu, Inc., Class A (ADR) (a)(b)	1,055,916	117,323
True Corp. PCL, foreign registered shares	271,221,731	116,908
Telkom Indonesia (Persero) Tbk PT, Class B	676,744,600	98,913
Advanced Info Service PCL, foreign registered shares	8,290,776	94,305
Orange	4,109,602	78,525
America Movil, SAB de CV, Class B (ADR)	3,065,901	77,721
Airtel Africa PLC	15,690,554	70,419
ROBLOX Corp., Class A (a)	1,331,347	47,396
Netflix, Inc. (a)	641,755	46,020
Singapore Telecommunications, Ltd.	13,000,000	45,008
Info Edge (India), Ltd.	294,936	3,790
		7,131,670
Materials 8.02%
First Quantum Minerals, Ltd. (a)	32,136,918	890,852
Grupo Mexico, SAB de CV, Series B	62,058,593	744,295
Vale SA, ordinary nominative shares	27,163,602	408,755
Vale SA (ADR), ordinary nominative shares	14,871,893	223,971
Mitsui Kinzoku Co., Ltd. (b)	1,978,400	384,849
Barrick Mining Corp.	7,567,832	277,966
Glencore PLC	35,143,215	257,188
APL Apollo Tubes, Ltd.	13,461,131	256,695
Amcor PLC (CDI)	4,699,455	213,287
Southern Copper Corp.	1,002,301	183,130
Lundin Mining Corp.	7,099,588	175,787
BASF SE	2,987,088	173,606
Zijin Mining Group Co., Ltd., Class H (b)	30,912,000	131,021
Zijin Mining Group Co., Ltd., Class A	6,157,000	30,066
Valterra Platinum, Ltd. (ZAR denominated)	2,008,850	150,745
Valterra Platinum, Ltd. (ADR)	769,421	9,671
Aura Minerals, Inc. (b)	2,857,578	155,938
Suzano SA	16,176,093	138,238
Baoshan Iron & Steel Co., Ltd., Class A	150,495,317	136,722
Gold Fields, Ltd.	4,000,000	130,208
Gold Fields, Ltd. (ADR)	187,474	6,078
Ivanhoe Mines, Ltd., Class A (a)	16,922,485	121,560
Zijin Gold International Co., Ltd. (b)	7,995,776	120,512
Corteva, Inc.	1,508,329	118,721
LG Chem, Ltd.	594,735	107,625
Freeport-McMoRan, Inc.	1,679,385	105,180
Nutrien, Ltd. (CAD denominated)	1,495,108	103,197
Siam Cement PCL, foreign registered shares	13,439,000	102,178
Dow, Inc.	3,200,784	96,952
Saudi Basic Industries Corp. non-registered shares	6,501,770	85,886
Resonac Holdings Co., Ltd.	939,600	81,053
Anhui Conch Cement Co., Ltd., Class H	33,785,000	79,655
Linde PLC	143,864	68,822
Impala Platinum Holdings, Ltd.	6,291,137	68,382
Pan American Silver Corp.	1,563,779	67,414
Sasol, Ltd. (a)	4,148,905	48,789
Sasol, Ltd. (ADR) (a)(b)	1,430,617	16,738
Wheaton Precious Metals Corp. (CAD denominated)	601,098	65,382
Anglo American PLC	1,247,697	62,773
New World Fund — Page 6 of 21

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
ArcelorMittal SA	780,615	$54,676
Antofagasta PLC	1,039,814	51,221
Shin-Etsu Chemical Co., Ltd.	1,294,200	47,179
MMG, Ltd. (a)(b)	43,512,000	46,550
Loma Negra Compania Industrial Argentina SA (ADR) (a)	3,966,482	45,535
Syensqo SA	492,904	43,681
Welspun Gujarat Stahl Rohren, Ltd.	2,152,462	37,236
Air Liquide SA	162,698	32,030
Lynas Rare Earths, Ltd. (a)	3,201,677	31,743
Anglogold Ashanti PLC (ZAR denominated)	400,000	30,302
Heidelberg Materials AG, non-registered shares	161,599	30,002
Eldorado Gold Corp. (CAD denominated)	578,706	17,466
China Hongqiao Group, Ltd., Class H	3,844,000	12,028
JX Advanced Metals Corp. (b)	468,300	11,176
Sumitomo Metal Mining Co., Ltd.	208,000	10,700
Alrosa PJSC (a)(c)	15,128,747	— (e)
		7,101,412
Health care 3.64%
Laurus Labs, Ltd.	20,356,595	387,482
Max Healthcare Institute, Ltd.	32,036,039	368,827
Novo Nordisk AS, Class B	6,470,997	305,980
BeOne Medicines, Ltd. (ADR) (a)	677,287	214,029
BeOne Medicines, Ltd. (a)	2,827,700	69,950
Eli Lilly and Co.	239,068	274,651
AstraZeneca PLC (GBP denominated)	1,369,355	233,130
WuXi AppTec Co., Ltd., Class A	6,657,700	126,720
WuXi AppTec Co., Ltd., Class H (b)	4,087,000	83,747
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	4,306,200	150,760
Thermo Fisher Scientific, Inc.	260,001	149,319
Innovent Biologics, Inc. (a)	13,099,500	144,819
Rede D’Or Sao Luiz SA	18,656,735	127,491
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	10,588,248	84,862
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (b)	4,080,800	29,712
Takeda Pharmaceutical Co., Ltd.	3,275,000	113,479
Align Technology, Inc. (a)	492,931	83,384
EssilorLuxottica SA	349,094	66,040
Dr. Sulaiman Al Habib Medical Services Group Co.	960,157	60,128
Mettler-Toledo International, Inc. (a)	34,301	48,580
Bayer AG	530,991	29,422
Lupin, Ltd.	1,039,492	26,310
Abbott Laboratories	185,218	19,577
Danaher Corp.	86,143	16,796
Torrent Pharmaceuticals, Ltd.	158,917	8,532
CanSino Biologics, Inc., Class H (a)(b)	828,600	2,460
		3,226,187
Consumer staples 3.35%
Nestle SA	4,002,214	401,038
KT&G Corp.	1,900,140	238,700
Avenue Supermarts, Ltd. (a)	5,129,245	210,782
Arca Continental, SAB de CV	16,740,746	191,828
Kweichow Moutai Co., Ltd., Class A	877,275	175,597
British American Tobacco PLC	2,703,228	166,498
BBB Foods, Inc., Class A (a)	3,701,455	152,981
New World Fund — Page 7 of 21

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Zabka Group (b)	17,489,388	$148,880
JBS NV (BDR)	10,471,528	146,048
Philip Morris International, Inc.	761,230	145,258
Raia Drogasil SA, ordinary nominative shares	30,600,000	111,555
Carlsberg A/S, Class B	674,710	99,531
Anheuser-Busch InBev SA/NV	1,122,089	97,304
Dino Polska SA, non-registered shares (a)	10,010,508	85,724
Wal-Mart de Mexico, SAB de CV, Series V	27,161,819	78,806
Danone SA	948,303	73,835
Mondelez International, Inc., Class A	1,061,944	66,170
L’Oreal SA, non-registered shares	129,501	57,785
United Spirits, Ltd.	3,518,916	55,907
Almarai Co.	3,910,056	48,359
Varun Beverages, Ltd.	9,985,774	46,289
PepsiCo, Inc.	326,535	45,571
Monster Beverage Corp. (a)	423,014	40,770
Bunge Global SA	358,071	38,038
Coca-Cola Co.	350,000	30,656
JD Health International, Inc. (a)	2,608,200	13,104
		2,967,014
Energy 2.25%
Petroleo Brasileiro SA Petrobras (ADR), ordinary nominative shares	29,425,722	570,859
Vista Energy, SAB de CV, Class A (ADR) (a)	3,823,638	269,375
ADNOC Drilling Co. PJSC	147,231,064	233,293
Reliance Industries, Ltd.	16,949,611	232,319
SLB, Ltd.	2,500,625	124,006
Shell PLC (GBP denominated)	2,535,431	115,619
TotalEnergies SE (EUR denominated)	1,211,200	106,735
BP PLC (ADR)	2,340,330	105,830
ADNOC Gas PLC	80,071,435	71,940
HD Hyundai Co., Ltd.	493,299	69,063
TechnipFMC PLC	439,951	31,527
ExxonMobil Holdings Corp.	184,000	28,601
Baker Hughes Co., Class A	440,097	26,621
Borr Drilling, Ltd. (a)	2,690,597	10,843
Rosneft Oil Co. PJSC (c)	8,335,580	— (e)
		1,996,631
Utilities 1.89%
Public Power Corp. SA	12,988,909	334,013
Gulf Development PCL, foreign registered shares	147,025,584	293,765
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	47,044,812	257,073
Power Grid Corp. of India, Ltd.	69,291,144	206,425
NHPC Ltd.	150,000,000	123,770
Adani Green Energy, Ltd. (a)	8,017,040	116,203
Adani Power, Ltd. (a)	52,304,946	115,837
Equatorial SA	14,203,829	108,326
CPFL Energia SA	4,064,561	36,996
NTPC, Ltd.	9,596,918	34,927
Engie SA	855,619	26,748
Iberdrola SA, non-registered shares	646,282	15,389
Eneva SA (a)	1,428,655	7,415
		1,676,887
New World Fund — Page 8 of 21

unaudited
Common stocks (continued) Real estate 1.42%	Shares	Value (000)
Lodha Developers, Ltd.	44,613,386	$581,636
China Resources Land, Ltd.	89,368,947	378,334
China Resources Mixc Lifestyle Services, Ltd.	16,317,400	83,060
CK Asset Holdings, Ltd.	8,332,500	50,830
Longfor Group Holdings, Ltd. (b)	56,281,292	49,231
SM Prime Holdings, Inc.	148,869,400	44,500
Phoenix Mills, Ltd. (The) (a)	2,218,000	44,011
ALLOS SA, ordinary nominative shares	2,778,144	14,847
Emaar Properties PJSC	3,367,293	10,085
		1,256,534
Total common stocks (cost: $52,152,957,000)		83,830,508
Preferred securities 0.89% Financials 0.52%
Itau Unibanco Holding SA (ADR), preferred nominative shares	41,261,471	349,072
Itau Unibanco Holding SA, preferred nominative shares	13,108,996	110,915
		459,987
Information technology 0.15%
Samsung Electronics Co., Ltd., nonvoting preferred shares	980,823	131,400
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)(d)	925	1,523
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)(d)	38	63
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(c)(d)	3	5
Canva Australia Holdings Pty, Ltd., Series A-5, noncumulative preferred shares (a)(c)(d)	2	3
		132,994
Real estate 0.10%
QuintoAndar, Ltd., Series E, preference shares (a)(c)(d)	433,164	74,985
QuintoAndar, Ltd., Series E-1, preference shares (a)(c)(d)	113,966	19,729
		94,714
Energy 0.08%
Petroleo Brasileiro SA Petrobras, preferred nominative shares	8,134,870	69,679
Consumer discretionary 0.04%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares (b)	654,857	32,048
Cyrela Brazil Realty SA, preferred shares (a)	635,999	2,556
TVS Motor Co., Ltd., 6.00% cumulative preferred shares, 2026 (a)	11,476,152	1,257
Getir BV, Series D, preferred shares (a)(c)(d)	103,205	— (e)
		35,861
Total preferred securities (cost: $657,582,000)		793,235
Bonds, notes & other debt instruments 2.03% Bonds & notes of governments & government agencies outside the U.S. 1.75% Brazil 0.17%	Principal amount (000)
Brazil (Federative Republic of) 0% 1/1/2030	BRL103,900	13,026
Brazil (Federative Republic of) 10.00% 1/1/2031	530,334	90,708
Brazil (Federative Republic of) 6.00% 8/15/2032 (g)	91,376	16,197
New World Fund — Page 9 of 21

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Brazil (continued)	Principal amount (000)	Value (000)
Brazil (Federative Republic of) 10.00% 1/1/2035	BRL102,000	$15,847
Brazil (Federative Republic of) 6.00% 8/15/2050 (g)	89,128	14,452
		150,230
Mexico 0.16%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (h)	USD18,200	18,191
United Mexican States 6.875% 5/13/2037	11,065	11,324
United Mexican States 5.125% 3/19/2038	EUR7,935	8,882
United Mexican States 4.75% 3/8/2044	USD13,300	10,314
United Mexican States 3.75% 4/19/2071	22,085	11,937
United Mexican States, Series M, 7.75% 11/23/2034	MXN197,152	10,524
United Mexican States, Series M30, 8.50% 11/18/2038	369,000	19,837
United Mexican States, Series M, 7.75% 11/13/2042	570,000	27,786
United Mexican States, Series M, 8.00% 7/31/2053	385,346	18,711
		137,506
Malaysia 0.11%
Malaysia (Federation of), Series 0310, 4.498% 4/15/2030	MYR56,300	14,294
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	206,474	50,859
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	33,761	8,093
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	16,166	4,307
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	49,200	12,012
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	15,534	4,572
Malaysia (Federation of), Series 0124, 4.28% 3/23/2054	22,900	5,767
		99,904
Colombia 0.11%
Colombia (Republic of) 3.25% 4/22/2032	USD11,800	10,142
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP43,134,600	11,200
Colombia (Republic of), Series B, 13.25% 2/9/2033	141,736,300	46,912
Colombia (Republic of), Series B, 7.25% 10/18/2034	41,522,500	9,920
Colombia (Republic of), Series B, 11.75% 1/24/2035	17,734,500	5,496
Colombia (Republic of), Series UVR, 3.75% 2/25/2037 (g)	130,200	13,887
		97,557
Indonesia 0.11%
Indonesia (Republic of) 6.625% 2/17/2037	USD8,612	9,107
Indonesia (Republic of), Series 109, 5.875% 3/15/2031	IDR329,696,000	17,307
Indonesia (Republic of), Series FR96, 7.00% 2/15/2033	306,914,000	16,709
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	291,504,000	15,462
Indonesia (Republic of), Series FR80, 7.50% 6/15/2035	138,600,000	7,755
Indonesia (Republic of), Series FR98, 7.125% 6/15/2038	134,960,000	7,313
Indonesia (Republic of), Series FR83, 7.50% 4/15/2040	167,757,000	9,360
Indonesia (Republic of), Series FR106, 7.125% 8/15/2040	246,706,000	13,488
		96,501
Poland 0.11%
Poland (Republic of), Series 10Y, 4.875% 10/4/2033	USD8,680	8,509
Poland (Republic of), Series 1033, 6.00% 10/25/2033	PLN148,000	40,872
Poland (Republic of), Series 1034, 5.00% 10/25/2034	101,804	26,236
Poland (Republic of), Series 0436, 5.25% 4/25/2036	71,200	18,370
		93,987
New World Fund — Page 10 of 21

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) India 0.10%	Principal amount (000)	Value (000)
India (Republic of) 7.18% 8/14/2033	INR1,777,200	$19,111
India (Republic of) 7.18% 7/24/2037	2,430,980	26,115
India (Republic of) 8.13% 6/22/2045	1,731,370	19,718
India (Republic of) 7.06% 10/10/2046	1,253,530	12,843
India (Republic of) 7.09% 8/5/2054	1,465,140	14,709
		92,496
China 0.07%
China (People’s Republic of), Series INBK, 1.63% 10/25/2030	CNY246,800	36,924
China (Peoples Republic of), Series INBK, 1.61% 2/15/2035	126,200	18,695
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	22,100	3,899
		59,518
Saudi Arabia 0.07%
Gaci First Investment Co. 5.375% 1/29/2054	USD7,200	6,083
Saudi Arabia (Kingdom of) 4.875% 7/18/2033	13,600	13,299
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	42,600	39,144
		58,526
South Africa 0.06%
South Africa (Republic of) 5.875% 4/20/2032	8,700	8,826
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	ZAR162,500	10,007
South Africa (Republic of), Series R-209, 6.25% 3/31/2036	350,458	17,822
South Africa (Republic of), Series R-2044, 8.75% 1/31/2044	293,500	16,928
		53,583
Hungary 0.06%
Hungary (Republic of) 6.25% 9/22/2032 (h)	USD6,200	6,476
Hungary (Republic of) 4.75% 11/24/2032	HUF3,420,000	10,350
Hungary (Republic of) 3.00% 4/25/2041	8,200,000	19,391
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD6,700	6,859
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	EUR6,270	7,402
		50,478
Egypt 0.05%
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP306,500	5,986
Egypt (Arab Republic of) 5.625% 4/16/2030	EUR1,615	1,839
Egypt (Arab Republic of) 5.875% 2/16/2031 (h)	USD2,350	2,256
Egypt (Arab Republic of) 7.625% 5/29/2032	14,200	14,281
Egypt (Arab Republic of) 7.625% 5/29/2032 (h)	7,060	7,100
Egypt (Arab Republic of) 8.50% 1/31/2047	5,010	4,706
Egypt (Arab Republic of) 8.875% 5/29/2050	2,720	2,619
Egypt (Arab Republic of) 8.75% 9/30/2051	7,240	6,919
		45,706
Czech Republic 0.05%
Czech Republic, Series 121, 1.20% 3/13/2031	CZK511,300	21,175
Czech Republic 3.50% 5/30/2035	301,200	12,963
Czech Republic, Series 142, 1.95% 7/30/2037	300,160	10,684
		44,822
New World Fund — Page 11 of 21

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Philippines 0.04%	Principal amount (000)	Value (000)
Philippines (Republic of) 6.375% 7/27/2030	PHP228,100	$3,630
Philippines (Republic of) 6.00% 8/20/2030	278,395	4,360
Philippines (Republic of) 6.75% 9/15/2032	777,400	12,328
Philippines (Republic of) 5.00% 1/27/2036	USD10,304	9,872
Philippines (Republic of) 3.95% 1/20/2040	11,700	9,639
		39,829
Panama 0.04%
Panama (Republic of) 6.70% 1/26/2036	8,987	9,457
Panama (Republic of) 6.875% 1/31/2036	16,426	17,504
Panama (Republic of) 8.00% 3/1/2038	10,618	12,168
		39,129
Turkey 0.04%
Turkey (Republic of), Series 10Y, 5.875% 6/26/2031	12,630	12,220
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	30,300	22,064
		34,284
Peru 0.04%
Peru (Republic of) 3.00% 1/15/2034	5,715	4,840
Peru (Republic of) 7.60% 8/12/2039	PEN59,100	18,657
Peru (Republic of) 5.625% 11/18/2050	USD1,240	1,160
Peru (Republic of) 3.55% 3/10/2051	4,900	3,264
Peru (Republic of) 2.78% 12/1/2060	10,795	5,565
		33,486
Republic of Angola 0.04%
Angola (Republic of) 8.00% 11/26/2029 (h)	13,202	13,511
Angola (Republic of) 8.75% 4/14/2032 (h)	6,950	7,114
Angola (Republic of) 9.375% 3/31/2033 (h)	10,200	10,536
		31,161
Chile 0.03%
Chile (Republic of) 4.70% 9/1/2030	CLP15,355,000	16,130
Chile (Republic of) 5.30% 11/1/2037	7,520,000	7,824
Chile (Republic of) 3.10% 5/7/2041	USD9,265	6,785
		30,739
Federal Republic of Nigeria 0.03%
Nigeria (Republic of) 18.50% 2/21/2031	NGN13,170,200	10,008
Nigeria (Republic of) 7.875% 2/16/2032	USD13,200	13,887
Nigeria (Republic of) 8.631% 1/13/2036 (h)	3,910	4,257
		28,152
Romania 0.03%
Romania (Republic of) 5.25% 5/30/2032	EUR7,600	8,861
Romania (Republic of) 5.25% 5/30/2032	4,220	4,920
Romania (Republic of) 2.00% 4/14/2033	7,080	6,637
Romania (Republic of) 5.625% 5/30/2037	6,595	7,389
		27,807
New World Fund — Page 12 of 21

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Republic of Kenya 0.03%	Principal amount (000)	Value (000)
Kenya (Republic of) 6.30% 1/23/2034	USD12,000	$10,689
Kenya (Republic of) 9.50% 3/5/2036 (h)	10,010	10,341
Kenya (Republic of) 9.50% 3/5/2036	6,000	6,198
		27,228
Kazakhstan 0.03%
Kazakhstan (Republic of) 5.50% 7/1/2037 (h)	17,700	17,606
Kazakhstan (Republic of), Series 16Y, 5.30% 10/19/2027	KZT908,156	1,701
Kazakhstan (Republic of), Series 180, 6.50% 10/24/2027	1,187,388	2,256
Kazakhstan (Republic of), Series 5Y, 15.35% 11/18/2027	2,493,952	5,241
		26,804
Morocco 0.02%
Morocco (Kingdom of) 5.95% 3/8/2028 (h)	USD4,231	4,284
Morocco (Kingdom of) 3.875% 4/2/2029	EUR11,440	13,196
Morocco (Kingdom of) 4.75% 4/2/2035	3,760	4,330
		21,810
Gabon 0.02%
Gabonese (Republic of) 6.625% 2/6/2031	USD15,100	13,370
Gabonese (Republic of) 7.00% 11/24/2031	7,500	6,622
		19,992
Sultanate of Oman 0.02%
Oman (Sultanate of) 5.625% 1/17/2028	7,200	7,252
Oman (Sultanate of) 6.00% 8/1/2029	3,300	3,377
Oman (Sultanate of) 6.75% 1/17/2048	8,100	8,438
		19,067
United Arab Emirates 0.02%
Abu Dhabi (Emirate of) 2.50% 9/30/2029 (h)	7,900	7,365
Mic Capital Management (Rsc) Seven, Ltd. 5.875% 5/1/2034	9,100	9,331
		16,696
Thailand 0.02%
Thailand (Kingdom of) 3.45% 6/17/2043	THB488,497	15,621
Supra National 0.02%
Asian Development Bank 5.25% 4/29/2035	PHP486,600	7,479
International Bank for Reconstruction and Development 6.05% 2/9/2029	INR153,500	1,551
International Bank for Reconstruction and Development 6.75% 7/13/2029	446,600	4,581
		13,611
Benin 0.02%
Benin (Republic of) 7.96% 2/13/2038 (h)	USD12,800	13,275
Dominican Republic 0.01%
Dominican Republic (Government of) 8.625% 4/20/2027 (h)	1,650	1,691
Dominican Republic (Government of) 6.00% 7/19/2028 (h)	4,360	4,399
New World Fund — Page 13 of 21

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Dominican Republic (continued)	Principal amount (000)	Value (000)
Dominican Republic (Government of) 4.875% 9/23/2032	USD3,435	$3,217
Dominican Republic (Government of) 5.875% 1/30/2060	3,054	2,591
		11,898
Mozambique 0.01%
Mozambique (Republic of) 9.00% 9/15/2031	9,800	8,907
Honduras 0.01%
Honduras (Republic of) 5.625% 6/24/2030 (h)	5,600	5,568
Honduras (Republic of) 5.625% 6/24/2030	2,042	2,030
		7,598
Cote d’Ivoire 0.00%
Cote dIvoire (Republic of) 4.875% 1/30/2032	EUR1,890	2,121
Paraguay 0.00%
Paraguay (Republic of) 4.95% 4/28/2031	USD1,776	1,762
Total bonds & notes of governments & government agencies outside the U.S.		1,551,791
Corporate bonds and notes 0.28% Energy 0.06%
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (h)	6,000	5,966
Oleoducto Central SA 4.00% 7/14/2027 (h)	3,450	3,411
Petroleos Mexicanos 5.95% 1/28/2031	7,858	7,702
PETRONAS Capital, Ltd. 3.50% 4/21/2030 (h)	3,400	3,240
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (h)	3,400	2,798
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	2,068	1,941
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051 (h)	8,300	5,735
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (h)	4,170	4,428
Transportadora de Gas del Sur SA 7.75% 11/20/2035 (h)	4,145	4,305
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (h)	7,100	7,435
YPF SA 8.25% 1/17/2034 (h)	6,100	6,441
		53,402
Financials 0.05%
Banco Internacional del Peru SAA 4.80% 7/15/2031 (h)	8,955	8,731
Banco Nacional de Comercio Exterior, Sociedad Nacional de Credito, 6.00% 5/14/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.956% on 5/14/2031) (h)(i)	2,265	2,228
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (i)	7,517	7,136
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (i)	6,400	6,863
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (h)(i)	5,200	5,577
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	7,385	6,838
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (i)	9,000	9,246
		46,619
Consumer discretionary 0.04%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	5,926	5,310
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	7,800	4,948
Meituan 4.625% 10/2/2029	2,505	2,471
New World Fund — Page 14 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Meituan 3.05% 10/28/2030	USD7,295	$6,709
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (h)	5,700	5,820
MercadoLibre, Inc. 3.125% 1/14/2031	3,331	3,040
Sands China, Ltd. 4.375% 6/18/2030	4,575	4,410
Wynn Macau, Ltd. 5.625% 8/26/2028	4,500	4,450
		37,158
Communication services 0.04%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN225,000	13,529
America Movil, SAB de CV, 10.30% 1/30/2034	53,500	3,216
PLDT, Inc. 2.50% 1/23/2031	USD2,590	2,337
Telecommunications Co. Telekom Srbija Akcionarsko drustvo, Belgrade 7.25% 5/18/2031 (h)	6,700	6,636
Tencent Holdings, Ltd. 3.24% 6/3/2050 (h)	7,100	4,637
Turkcell Iletisim Hizmetleri AS 7.65% 1/24/2032	890	915
		31,270
Industrials 0.03%
Empresa de Transporte de Pasajeros Metro SA 4.70% 5/7/2050 (h)	4,520	3,712
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (h)	5,465	5,511
LATAM Airlines Group SA 7.875% 4/15/2030 (h)	6,200	6,401
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (h)	1,079	1,097
Mexico City Airport Trust 4.25% 10/31/2026	6,200	6,192
		22,913
Materials 0.02%
Braskem Netherlands Finance BV 8.50% 1/12/2031 (h)(j)	4,238	2,440
CSN Resources SA 8.875% 12/5/2030 (h)	6,200	4,382
PT Krakatau Posco 6.375% 6/11/2027	2,400	2,413
PT Krakatau Posco 6.375% 6/11/2029	3,600	3,602
Sasol Financing USA, LLC 8.75% 4/10/2033 (h)	5,669	5,929
		18,766
Utilities 0.02%
Aegea Finance SARL 9.00% 1/20/2031 (h)	5,210	5,071
Aegea Finance SARL 7.625% 1/20/2036	2,300	1,970
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (h)	3,226	3,034
Empresas Publicas de Medellin ESP 4.25% 7/18/2029 (h)	2,062	1,945
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	445	420
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030) (i)	1,680	1,666
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029) (i)	4,118	4,171
		18,277
Consumer staples 0.02%
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028	3,405	3,583
MARB BondCo PLC 3.95% 1/29/2031 (h)	7,700	6,780
NBM US Holdings, Inc. 6.625% 8/6/2029 (d)	6,150	6,156
		16,519
New World Fund — Page 15 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care 0.00%		Principal amount (000)	Value (000)
Rede D’Or Finance SARL 4.50% 1/22/2030		USD4,623	$4,365
Total corporate bonds and notes			249,289
Total bonds, notes & other debt instruments (cost: $1,807,031,000)			1,801,080
Short-term securities 2.74% Money market investments 2.46%		Shares
Capital Group Central Cash Fund 3.70% (f)(k)		21,781,866	2,178,404
Money market investments purchased with collateral from securities on loan 0.25%
Capital Group Central Cash Fund 3.70% (f)(k)(l)		723,838	72,391
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.56% (k)(l)		40,200,000	40,200
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.56% (k)(l)		35,700,000	35,700
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (k)(l)		22,300,000	22,300
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.57% (k)(l)		15,600,000	15,600
Fidelity Investments Money Market Government Portfolio, Class I 3.55% (k)(l)		15,500,000	15,500
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.59% (k)(l)		11,100,000	11,100
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.64% (k)(l)		8,534,347	8,535
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.57% (k)(l)		2,200,000	2,200
			223,526
Bills & notes of governments & government agencies outside the U.S. 0.03%	Weighted average yield at acquisition	Principal amount (000)
Egypt (Arab Republic of) 12/22/2026	21.112%	EGP69,125	1,239
Egypt (Arab Republic of) 6/22/2027	19.011	76,800	1,235
Kazakhstan (Republic of) 2/5/2027	13.592	KZT5,023,731	9,781
Nigeria (Republic of) 1/19/2027	15.839	NGN11,810,560	7,966
			20,221
Total short-term securities (cost: $2,421,387,000)			2,422,151
Total investment securities 100.28% (cost: $57,038,957,000)			88,846,974
Other assets less liabilities (0.28)%			(247,643)
Net assets 100.00%			$88,599,331
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 7/31/2026 (000)
5 Year Euro-Bobl Futures	Short	215	9/10/2026	USD(28,224)	$284
10 Year Euro-Bund Futures	Short	226	9/10/2026	(32,410)	441
10 Year Ultra U.S. Treasury Note Futures	Long	180	9/30/2026	19,747	(202)
					$523
New World Fund — Page 16 of 21

unaudited
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	26,907	PHP	1,655,875	Citibank	8/10/2026	$(148)
USD	26,892	COP	90,736,350	Morgan Stanley	8/10/2026	(1,803)
USD	9,037	ZAR	148,609	Bank of America	8/11/2026	50
USD	47,644	BRL	247,155	Citibank	8/12/2026	(959)
CZK	264,500	USD	12,470	Barclays Bank PLC	8/14/2026	125
CNH	122,260	USD	18,070	Morgan Stanley	8/14/2026	54
USD	30,439	EUR	26,607	Citibank	8/14/2026	(260)
THB	549,640	USD	16,287	HSBC Bank	8/17/2026	180
USD	29,313	MXN	511,700	JPMorgan Chase	8/24/2026	(170)
						$(2,931)
Investments in affiliates

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend or interest income (000)
Common stocks 0.35%
Industrials 0.35%
Rumo SA	$331,720	$—	$8,985	$(4,602)	$(6,845)	$311,288	$2,378
Health care 0.00%
Laurus Labs, Ltd. (m)	305,644	—	108,559	37,787	152,610	—	299
Total common stocks						311,288
Short-term securities 2.54%
Money market investments 2.46%
Capital Group Central Cash Fund 3.70% (k)	1,308,418	10,912,060	10,042,477	310	93	2,178,404	54,639
Money market investments purchased with collateral from securities on loan 0.08%
Capital Group Central Cash Fund 3.70% (k)(l)	35,662	36,729 (n)				72,391	— (o)
Total short-term securities						2,250,795
Total 2.89%				$33,495	$145,858	$2,562,083	$57,316
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares (a)(c)	5/26/2021	$69,742	$74,985	0.09%
QuintoAndar, Ltd., Series E-1, preference shares (a)(c)	12/20/2021	23,284	19,729	0.02
Canva Australia Holdings Pty, Ltd. (a)(c)	8/26/2021-11/4/2021	18,022	17,403	0.02
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)	11/4/2021	1,577	1,523	— (p)
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)	11/4/2021	65	63	— (p)
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(c)	11/4/2021	5	5	— (p)
New World Fund — Page 17 of 21

unaudited
Restricted securities (d) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Canva Australia Holdings Pty, Ltd., Series A-5, noncumulative preferred shares (a)(c)	11/4/2021	$3	$3	— %(p)
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	6,032	6,156	0.01
Getir BV, Series D, preferred shares (a)(c)	5/27/2021	46,500	— (e)	— (p)
Total		$165,230	$119,867	0.14%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Amount less than one thousand.
(f)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(g)	Index-linked bond whose principal amount moves with a government price index.
(h)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $257,660,000, which represented 0.29% of the net assets of the fund.

(i)	Step bond; coupon rate may change at a later date.
(j)	Scheduled interest and/or principal payment was not received.
(k)	Rate represents the seven-day yield at 7/31/2026.
(l)	Security purchased with cash collateral from securities on loan.
(m)	Affiliated issuer during the reporting period but no longer an affiliate at 7/31/2026. Refer to the investment portfolio for the security value at 7/31/2026.
(n)	Represents net activity.
(o)	Dividend income is included with securities lending income and is not shown in this table.
(p)	Amount less than 0.01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
New World Fund — Page 18 of 21

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $85,745,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $253,427,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
New World Fund — Page 19 of 21

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of July 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$16,214,382	$10,914,079	$17,403	$27,145,864
Financials	12,763,701	448,344	— *	13,212,045
Industrials	10,538,499	—	—	10,538,499
Consumer discretionary	7,490,103	87,662	—	7,577,765
Communication services	7,131,670	—	—	7,131,670
Materials	7,015,526	85,886	— *	7,101,412
Health care	3,166,059	60,128	—	3,226,187
Consumer staples	2,918,655	48,359	—	2,967,014
Energy	1,996,631	—	— *	1,996,631
Utilities	1,676,887	—	—	1,676,887
Real estate	1,256,534	—	—	1,256,534
Preferred securities	696,927	—	96,308	793,235
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	1,551,791	—	1,551,791
Corporate bonds and notes	—	249,289	—	249,289
Short-term securities	2,401,930	20,221	—	2,422,151
Total	$75,267,504	$13,465,759	$113,711	$88,846,974

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$725	$—	$—	$725
Unrealized appreciation on open forward currency contracts	—	409	—	409
Liabilities:
Unrealized depreciation on futures contracts	(202)	—	—	(202)
Unrealized depreciation on open forward currency contracts	—	(3,340)	—	(3,340)
Total	$523	$(2,931)	$—	$(2,408)
*
Amount less than one thousand.
†
Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.
New World Fund — Page 20 of 21

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HKD = Hong Kong dollars
HUF = Hungarian forints

IDR = Indonesian rupiah
INR = Indian rupees
KZT = Kazakhstani tenge
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
PEN = Peruvian nuevos soles
PHP = Philippine pesos
PLN = Polish zloty
RSC = Restricted Scope Company
SOFR = Secured Overnight Financing Rate
THB = Thai baht
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP3-036-0926
New World Fund — Page 21 of 21